Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Value added tax receivable	$ 63	$ 416
Rental and utility deposit	32	22
Advance to suppliers	109	566
Prepayment	400	353
Coupon receivable	58	312
Others	490	495
Total prepaid expenses and other current assets	$ 1,152	$ 2,164